SEGMENT REPORTING (Details 2)	Oct. 30, 2011	Oct. 31, 2010	Oct. 25, 2009
Percentage of revenue by classes of products
Percentage of total revenues	100.00%	100.00%	100.00%
Perishable meat
Percentage of revenue by classes of products
Percentage of total revenues	55.10%	54.30%	53.90%
Poultry
Percentage of revenue by classes of products
Percentage of total revenues	19.10%	18.70%	19.30%
Shelf-stable
Percentage of revenue by classes of products
Percentage of total revenues	16.80%	17.50%	17.30%
Other
Percentage of revenue by classes of products
Percentage of total revenues	9.00%	9.50%	9.50%